Note 10 - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 42	€ 28	€ 137
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	47	14	169
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	173	413	125
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	2	22	29
Capital Release Unit [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(2)	5	143
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	3	41
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 261	€ 485	€ 644